Intangible assets, excluding goodwill - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about intangible assets
Intangible assets, excluding goodwill	€ 30,851	€ 98,036	[1]	€ 116,994
Decrease in intangible assets other than goodwill	(67,185)
Decrease in intangible assets other than goodwill from exchanges	(56,200)
Impairment amount	683	3,244	[1]	10,272	[1]
Patents and licences
Disclosure of detailed information about intangible assets
Intangible assets, excluding goodwill	1,029	677		4,225
Impairment amount		3,244
Developed technology
Disclosure of detailed information about intangible assets
Intangible assets, excluding goodwill	6,801	€ 8,573		€ 11,093
Impairment amount	€ 683

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”